SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2018
Accounting Policies [Abstract]
Summary of Annual Rate of Depreciation on Property and Equipment

Depreciation is calculated using the straight-line method over the estimated useful lives of the assets at the following annual rates:

%

Computers and peripheral equipment	33 - 50
Office furniture and equipment	10 - 20
Building	4
Leasehold improvements	The shorter of term of the lease or the useful life of the asset

Weighted Average Assumptions Used to Estimate the Fair Value of Employee Stock Purchase Plans

The fair value of options granted and Employee Stock Purchase Plan in 2018, 2017 and 2016 is estimated at the date of grant using the following weighted average assumptions:

	Year ended December 31,
Employee Stock Options	2018	2017	2016

Expected volatility	21.98%	22.20%	22.23%
Risk-free interest rate	2.67%	1.71%	1.07%
Dividend yield	0.0%	0.0%	0.0%
Expected term (years)	5.13	4.76	4.65

Employee Stock Purchase Plan

Expected volatility	22.88%	18.21%	23.24%
Risk-free interest rate	1.07%	0.50%	0.16%
Dividend yield	0.0%	0.0%	0.0%
Expected term (years)	0.5	0.5	0.5

Components of Accumulated Other Comprehensive Income (Loss)

The following table shows the components of accumulated other comprehensive income (loss), net of taxes, for the year ended December 31, 2018:

	Year ended December 31, 2018
	Unrealized gains (losses) on marketable securities	Unrealized gains (losses) on cash flow hedges	Total

Beginning balance	$(15,719)	$85	$(15,634)

Other comprehensive loss before reclassifications	(9,757)	(4,574)	(14,331)
Amounts reclassified from accumulated other comprehensive income	*) 1,387	**) 4,081	5,468

Net current-period other comprehensive loss	(8,370)	(493)	(8,863)

Ending balance	$(24,089)	$(408)	$(24,497)

*)	The reclassification out of accumulated other comprehensive income during the year ended December 31, 2018 for realized losses on marketable securities are included within financial income, net.

**)

The reclassification out of accumulated other comprehensive income during the year ended December 31, 2018 for realized gains on cash flow hedges are included mostly within research and development expenses as well as other operating expenses.

Schedule of New Accounting Pronouncements and Changes In Accounting Principles

The cumulative effects of the changes made to the Company’s consolidated balance sheet as of January 1, 2018 for the adoption of Topic 606 were as follows:

	Balance at December 31, 2017	Adjustments due to Topic 606	Balance at January 1, 2018
Other Assets	33,575	25,488	59,063
Deferred tax asset, net	119,431	(6,372)	113,059
Retained earnings	8,203,035	19,116	8,222,151